Post-Employee Benefit Obligations - Summary of Balance and Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,836,362
Contributions paid	(284,308)	$ (359,724)
Ending balance	1,624,217	1,836,362
Actuarial Value of Post-employment Obligations
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	4,876,960	4,235,466
Current service cost	6,278	11,255
Interest cost	276,103	357,751
Contributions from plan participants	778	2,295
Foreign currency translation	(1,075,063)	(171,481)
Contributions paid	(294,910)	(372,392)
Past service cost Defined benefit plan obligations	(18,949)
Defined benefit plan obligations from business combinations		(8,643)
Transfer of employees	226	(153)
Actuarial (gains) losses from changes in financial assumptions	33,096	678,722
Actuarial (gains) losses from changes in experience adjustments	568,564	144,140
Defined benefit plan obligation reductions (*)	(666,538)
Ending balance	$ 3,706,545	$ 4,876,960